OTHER LIABILITIES - Balance (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities
Other current liabilities	$ 5,342	$ 6,344
Other non-current liabilities	2,658	2,936
Total other liabilities	8,000	9,280
Flow-through financing premium liability
Other Liabilities
Other current liabilities	4,730	5,850
Lease Obligations
Other Liabilities
Other current liabilities	2,243	2,333
Post-employment benefits
Other Liabilities
Total other liabilities	995	1,016
Loan Obligations
Other Liabilities
Total other liabilities	$ 32	$ 81